Equity and Remuneration to Shareholders - Reserves - Schedule of Capital Reserves and Profit Reserves (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Investment-related donations and subsidies	R$ 1,857	R$ 1,857	R$ 1,857
Goodwill on issuance of shares	394	69	69
Shares in treasury	(1)	(1)	(1)
Capital reserves and shares in Treasury	2,250	1,925	1,925
Legal reserve	853	853	853
Statutory reserve	57	57	57
Retained earnings reserve	3,965	3,341	2,813
Incentive tax reserve	67	58	57
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
Profit reserves	R$ 6,362	R$ 5,729	R$ 5,200